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                                                      Deutsche Asset Management


Emerging Markets Equity
Institutional and Investment Class

Supplement dated October 13, 2000 (Replacing Supplement dated September 18,
2000) to Prospectuses dated February 28, 2000

The following replaces the "Portfolio Managers" section in the Fund's
Prospectuses:

The following portfolio managers are responsible for the day-to-day management of the Fund's investments:

Matthew Linsey, Head of Emerging Markets, Deutsche Asset Management Investment Services Limited and Lead Manager of the Fund.

 . Joined the investment adviser in 2000
 . 16 years of investment industry experience
 . London emerging markets equities, Investment Manager and Global Strategist,
  Baring Asset Management; 1997 to 2000
 . Luxembourg Emerging Markets Equities--Senior Fund Manager, ING Investment
  Management; 1994-1997
 . London and Hong Kong Global fund manager, Chase Asset Management; 1989-1994 . MBA, University of Michigan
 . BA, Economics, Rutgers University, Magna Cum Laude

Ong Eng-Hock, CFA, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 . Joined the investment adviser in 1992
 . 12 years of investment industry experience
 . Analyst specializing in emerging markets of Asia, in particular, Malaysia,
  India, Pakistan, Sri Lanka and Korea
 . MBA, University of Singapore

Gavin Grant, Fund Manager, Deutsche Asset Management Investment Services Limited and Co-Manager of the Fund.

 . Joined the investment adviser in 1997
 . 9 years of investment industry experience
 . Portfolio Manager, Edinburgh Fund Managers; 1991-1997
 . Analyst with an emphasis on the Latin American markets
 . Member of UK Society of Investment Professionals
 . MA, Investment Analysis, Stirling University


                                                        A Member of the
                                                        Deutsche Bank Group [/]
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Richard Rothwell, Fund Manager, Deutsche Asset Management Investment Services
Limited and Co-Manager of the Fund.

 . Joined the investment adviser in 1997
 . 7 years of investment industry experience
 . Portfolio manager, Hermes Investment Management Limited; 1993-1997 . Analyst with an emphasis on emerging markets
 . MA, Natural Sciences, St. John's College, Cambridge University
 . Member of UK Society of Investment Professionals
 . Member of Institute of Chartered Accountants in England and Wales

              Please Retain This Supplement for Future Reference

Morgan Grenfell Investment Trust

SUPP354 (10/00)
CUSIP: 61735K109